Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Lease Agreements

Future minimum lease payments under these non-cancellable operating lease agreements at December 31, 2013 are as follows:

Years ending December 31,	RMB	US$
2014	2,499	413
2015	549	91
2016	535	88
2017	535	88
2018	542	90
thereafter	2,141	354

Total	6,801	1,124